UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21702

Name of Fund: BlackRock Health Sciences Trust (BME)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Health Sciences Trust,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 24.6%
AbbVie, Inc. (a)	38,586	$2,514,264
Acceleron Pharma, Inc. (a)(b)	44,300	1,172,621
Acerta Pharma BV, Series B (Acquired 2/01/16, cost $986,402) (b)(c)	17,146,440	1,455,733
Agios Pharmaceuticals, Inc. (a)(b)	9,600	560,640
Alder Biopharmaceuticals, Inc. (b)	5,829	121,243
Alkermes PLC (a)(b)	28,000	1,638,000
Alnylam Pharmaceuticals, Inc. (a)(b)	14,000	717,500
Amgen, Inc. (a)	71,322	11,701,801
Aquinox Pharmaceuticals, Inc. (a)(b)	22,383	373,572
Audentes Therapeutics, Inc. (b)	10,083	171,814
Avexis, Inc. (a)(b)	22,752	1,729,835
Biogen, Inc. (a)(b)	23,348	6,383,810
BioMarin Pharmaceutical, Inc. (a)(b)	16,000	1,404,480
Bioverativ, Inc. (a)(b)	11,674	635,766
Celgene Corp. (a)(b)	97,986	12,192,391
Galapagos NV — ADR (a)(b)	4,200	361,998
Genomic Health, Inc. (a)(b)	16,500	519,585
Gilead Sciences, Inc. (a)	67,200	4,564,224
Global Blood Therapeutics, Inc. (a)(b)	16,088	592,843
Halozyme Therapeutics, Inc. (a)(b)	49,200	637,632
Incyte Corp. (a)(b)	20,500	2,740,235
Karyopharm Therapeutics, Inc. (a)(b)	6,500	83,460
Lion Biotechnologies, Inc. (b)	62,723	467,286
Myovant Sciences Ltd. (b)	29,453	345,778
Neurocrine Biosciences, Inc. (a)(b)	19,562	847,035
Otonomy, Inc. (b)	9,400	115,150
Prothena Corp. PLC (b)	2,244	125,193
PTC Therapeutics, Inc. (a)(b)	15,700	154,488
Regeneron Pharmaceuticals, Inc. (a)(b)	9,058	3,510,066
REGENXBIO, Inc. (b)	36,250	699,625
Sage Therapeutics, Inc. (a)(b)	15,752	1,119,495
Sarepta Therapeutics, Inc. (a)(b)	37,450	1,108,520
Seattle Genetics, Inc. (a)(b)	22,767	1,431,134
Spark Therapeutics, Inc. (a)(b)	4,600	245,364
Syndax Pharmaceuticals, Inc. (b)	52,584	721,452
TESARO, Inc. (a)(b)	18,431	2,835,978
Ultragenyx Pharmaceutical, Inc. (a)(b)	8,300	562,574
Vertex Pharmaceuticals, Inc. (a)(b)	60,905	6,659,962

		73,222,547
Diversified Consumer Services — 0.4%
Service Corp. International	42,000	1,296,960
Health Care Equipment & Supplies — 21.8%
Abbott Laboratories (a)	117,900	5,235,939
Baxter International, Inc. (a)	140,900	7,307,074
Becton Dickinson and Co. (a)	21,533	3,950,014
Boston Scientific Corp. (a)(b)	346,700	8,622,429
CR Bard, Inc. (a)	25,453	6,326,089
Edwards Lifesciences Corp. (a)(b)	15,900	1,495,713
Hologic, Inc. (a)(b)	76,600	3,259,330
Intuitive Surgical, Inc. (a)(b)	5,700	4,368,879

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
iRhythm Technologies, Inc. (b)	4,883	$183,601
Masimo Corp. (a)(b)	22,200	2,070,372
Medtronic PLC (a)	169,800	13,679,088
Stryker Corp.	64,900	8,544,085

		65,042,613
Health Care Providers & Services — 27.9%
Aetna, Inc. (a)	44,311	5,651,868
Amedisys, Inc. (b)	56,860	2,904,977
AmerisourceBergen Corp. (a)	15,000	1,327,500
Anthem, Inc. (a)	50,300	8,318,614
Cardinal Health, Inc. (a)	36,830	3,003,488
Centene Corp. (b)	35,700	2,543,982
Cigna Corp. (a)	44,700	6,548,103
DaVita, Inc. (a)(b)	64,994	4,417,642
Express Scripts Holding Co. (a)(b)	18,500	1,219,335
HCA Holdings, Inc. (a)(b)	44,794	3,986,218
HealthEquity, Inc. (a)(b)	12,600	534,870
Humana, Inc. (a)	38,000	7,833,320
McKesson Corp. (a)	29,600	4,388,496
Quest Diagnostics, Inc. (a)	55,600	5,459,364
Teladoc, Inc. (a)(b)	21,200	530,000
UnitedHealth Group, Inc. (a)	130,802	21,452,836
Universal Health Services, Inc., Class B (a)	18,900	2,352,105
WellCare Health Plans, Inc. (a)(b)	6,300	883,323

		83,356,041
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc. (a)	37,300	1,972,051
Thermo Fisher Scientific, Inc. (a)	25,100	3,855,360

		5,827,411
Pharmaceuticals — 21.3%
Allergan PLC (a)	36,085	8,621,428
AstraZeneca PLC	52,976	3,257,331
Bristol-Myers Squibb Co. (a)	94,162	5,120,530
Chugai Pharmaceutical Co. Ltd.	7,900	271,944
Dermira, Inc. (a)(b)	22,100	753,831
Eli Lilly & Co. (a)	75,800	6,375,538
GlaxoSmithKline PLC	66,800	1,388,965
Intra-Cellular Therapies, Inc. (b)	13,701	222,641
Jazz Pharmaceuticals PLC (a)(b)	11,100	1,610,943
Johnson & Johnson (a)	61,870	7,705,910
Merck & Co., Inc. (a)	108,000	6,862,320
Merck KGaA	26,200	2,985,584
Mylan NV (a)(b)	64,400	2,510,956
Novartis AG — ADR	9,600	712,992
Pacira Pharmaceuticals, Inc. (a)(b)	5,100	232,560
Pfizer, Inc. (a)	359,398	12,295,006

Portfolio Abbreviations
ADR	American Depositary Receipt	EUR	Euro	USD	U.S. Dollar
CVR	Contingent Value Rights	GBP	British Pound

MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc. (a)	46,500	$2,481,705

		63,410,184
Total Common Stocks — 98.0%		292,155,756

Preferred Stocks
Biotechnology — 0.2%
Ovid Therapeutics, Inc. (Acquired 8/7/15, Cost $503,166), 0.00% (b)(c)	80,765	545,164

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp. — CVR (b)	61,727	141,355
Total Long-Term Investments (Cost — $206,591,314) — 98.2%		292,842,275

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)	5,850,857	$5,850,857
Total Short-Term Securities (Cost — $5,850,857) — 1.9%		5,850,857
Total Investments Before Options Written (Cost — $212,442,171*) — 100.1%		298,693,132

Options Written
(Premiums Received — $2,659,620) — (0.7)%		(2,146,847)
Total Investments Net of Options Written — 99.4%		296,546,285
Other Assets Less Liabilities — 0.6%		1,687,271

Net Assets — 100.0%		$298,233,556

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$214,014,568

Gross unrealized appreciation	$86,973,569
Gross unrealized depreciation	(2,295,005)

Net unrealized appreciation	$84,678,564

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	Restricted securities as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $2,000,897 and an original cost of $1,489,568 which was 0.7% of its net assets.

(d)	Current yield as of period end.

(e)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,611,967	(2,761,110)	5,850,857	$5,850,857	$8,475		—	—
SL Liquidity Series, LLC, Money Market Series	126,889	(126,889)	—	—	1,580	[1]	$18	—
Total				$5,850,857	$10,055		$18	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Boston Scientific Corp.	Call	4/03/17	USD	23.90	83	$(8,076)
Abbott Laboratories	Call	4/07/17	USD	45.50	109	(436)
AbbVie, Inc.	Call	4/07/17	USD	63.50	74	(13,283)
AmerisourceBergen Corp.	Call	4/07/17	USD	92.00	31	(930)
Baxter International, Inc.	Call	4/07/17	USD	50.50	83	(12,575)
Biogen, Inc.	Call	4/07/17	USD	300.00	57	(3,135)
Cigna Corp.	Call	4/07/17	USD	152.50	47	(8,554)
Eli Lilly & Co.	Call	4/07/17	USD	83.00	170	(27,370)
Gilead Sciences, Inc.	Call	4/07/17	USD	70.00	58	(406)
HCA Holdings, Inc.	Call	4/07/17	USD	86.00	48	(16,080)
Humana, Inc.	Call	4/07/17	USD	207.50	15	(2,550)
McKesson Corp.	Call	4/07/17	USD	155.00	99	(1,485)
Regeneron Pharmaceuticals, Inc.	Call	4/07/17	USD	365.00	16	(36,880)
UnitedHealth Group, Inc.	Call	4/07/17	USD	162.50	100	(22,900)
UnitedHealth Group, Inc.	Call	4/07/17	USD	170.00	70	(945)
Vertex Pharmaceuticals, Inc.	Call	4/07/17	USD	95.00	63	(89,775)
Celgene Corp.	Call	4/13/17	USD	127.00	38	(2,717)
Humana, Inc.	Call	4/13/17	USD	220.00	29	(3,118)
Masimo Corp.	Call	4/13/17	USD	72.00	32	(68,032)
Medtronic PLC	Call	4/13/17	USD	83.00	102	(969)
Merck & Co., Inc.	Call	4/13/17	USD	66.00	114	(1,368)
Pfizer, Inc.	Call	4/13/17	USD	34.00	30	(1,305)
Pfizer, Inc.	Call	4/13/17	USD	34.50	24	(432)
UnitedHealth Group, Inc.	Call	4/13/17	USD	170.00	101	(2,020)
Abbott Laboratories	Call	4/21/17	USD	46.00	190	(2,945)
Acceleron Pharma, Inc.	Call	4/21/17	USD	30.00	151	(5,285)
Agilent Technologies, Inc.	Call	4/21/17	USD	55.00	65	(1,463)
Agios Pharmaceuticals, Inc.	Call	4/21/17	USD	60.00	33	(5,940)
Alkermes PLC	Call	4/21/17	USD	65.00	49	(3,308)
Allergan PLC	Call	4/21/17	USD	250.00	63	(5,670)
Alnylam Pharmaceuticals, Inc.	Call	4/21/17	USD	65.00	30	(1,050)
Amgen, Inc.	Call	4/21/17	USD	167.47	127	(14,559)
Amgen, Inc.	Call	4/21/17	USD	180.00	34	(204)
Anthem, Inc.	Call	4/21/17	USD	166.00	52	(15,850)
Aquinox Pharmaceuticals, Inc.	Call	4/21/17	USD	20.00	78	(3,120)
Avexis, Inc.	Call	4/21/17	USD	75.00	80	(35,600)
BioMarin Pharmaceutical, Inc.	Call	4/21/17	USD	95.00	56	(3,640)
Bioverativ, Inc.	Call	4/21/17	USD	55.00	40	(6,300)
Boston Scientific Corp.	Call	4/21/17	USD	26.00	514	(3,084)
Bristol-Myers Squibb Co.	Call	4/21/17	USD	57.00	330	(9,570)
Cardinal Health, Inc.	Call	4/21/17	USD	82.00	70	(8,400)
Celgene Corp.	Call	4/21/17	USD	125.00	78	(15,483)
Cigna Corp.	Call	4/21/17	USD	155.00	55	(6,325)
CR Bard, Inc.	Call	4/21/17	USD	250.00	89	(20,470)
DaVita, Inc.	Call	4/21/17	USD	67.50	227	(28,943)
Galapagos NV — ADR	Call	4/21/17	USD	75.00	14	(17,010)
Genomic Health, Inc.	Call	4/21/17	USD	30.00	57	(11,828)
Global Blood Therapeutics, Inc.	Call	4/21/17	USD	40.00	50	(10,750)
Halozyme Therapeutics, Inc.	Call	4/21/17	USD	15.00	150	(3,750)
HCA Holdings, Inc.	Call	4/21/17	USD	90.00	80	(11,000)
Hologic, Inc.	Call	4/21/17	USD	43.00	130	(6,500)
Humana, Inc.	Call	4/21/17	USD	220.00	22	(1,375)
Incyte Corp.	Call	4/21/17	USD	155.00	72	(4,500)
Intuitive Surgical, Inc.	Call	4/21/17	USD	765.00	20	(39,100)
Johnson & Johnson	Call	4/21/17	USD	121.05	108	(44,999)
Karyopharm Therapeutics, Inc.	Call	4/21/17	USD	15.00	22	(990)
Masimo Corp.	Call	4/21/17	USD	95.00	49	(5,512)

MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Medtronic PLC	Call	4/21/17	USD	82.50	75	$(1,950)
Mylan NV	Call	4/21/17	USD	45.00	105	(420)
Neurocrine Biosciences, Inc.	Call	4/21/17	USD	45.00	18	(4,410)
Neurocrine Biosciences, Inc.	Call	4/21/17	USD	48.00	52	(10,530)
Pacira Pharmaceuticals, Inc.	Call	4/21/17	USD	50.00	8	(500)
Pfizer, Inc.	Call	4/21/17	USD	33.00	151	(19,857)
PTC Therapeutics, Inc.	Call	4/21/17	USD	23.00	54	(2,970)
Regeneron Pharmaceuticals, Inc.	Call	4/21/17	USD	390.00	15	(13,500)
Sarepta Therapeutics, Inc.	Call	4/21/17	USD	35.00	130	(3,900)
Seattle Genetics, Inc.	Call	4/21/17	USD	70.00	80	(4,600)
Spark Therapeutics, Inc.	Call	4/21/17	USD	60.00	16	(1,120)
Teladoc, Inc.	Call	4/21/17	USD	22.50	74	(21,090)
TESARO, Inc.	Call	4/21/17	USD	160.00	77	(36,960)
Thermo Fisher Scientific, Inc.	Call	4/21/17	USD	158.30	45	(2,917)
UnitedHealth Group, Inc.	Call	4/21/17	USD	170.00	70	(5,845)
Universal Health Services, Inc., Class B	Call	4/21/17	USD	125.00	92	(21,850)
Vertex Pharmaceuticals, Inc.	Call	4/21/17	USD	100.00	129	(129,645)
WellCare Health Plans, Inc.	Call	4/21/17	USD	145.00	22	(1,925)
Zoetis, Inc.	Call	4/21/17	USD	55.00	66	(1,320)
Abbott Laboratories	Call	4/28/17	USD	44.50	113	(8,419)
AmerisourceBergen Corp.	Call	4/28/17	USD	90.00	21	(3,098)
Amgen, Inc.	Call	4/28/17	USD	182.50	79	(2,331)
Anthem, Inc.	Call	4/28/17	USD	167.50	43	(15,158)
Cardinal Health, Inc.	Call	4/28/17	USD	82.50	58	(7,395)
Celgene Corp.	Call	4/28/17	USD	126.00	139	(37,106)
Celgene Corp.	Call	4/28/17	USD	128.00	87	(18,401)
Cigna Corp.	Call	4/28/17	USD	155.00	54	(15,066)
Edwards Lifesciences Corp.	Call	4/28/17	USD	94.00	55	(19,938)
Express Scripts Holding Co.	Call	4/28/17	USD	67.50	64	(7,456)
HCA Holdings, Inc.	Call	4/28/17	USD	87.00	81	(30,780)
Humana, Inc.	Call	4/28/17	USD	210.00	45	(15,412)
Humana, Inc.	Call	4/28/17	USD	220.00	8	(1,060)
Jazz Pharmaceuticals PLC	Call	4/28/17	USD	136.00	25	(26,875)
Medtronic PLC	Call	4/28/17	USD	81.50	292	(22,338)
Merck & Co., Inc.	Call	4/28/17	USD	66.50	114	(9,462)
Pfizer, Inc.	Call	4/28/17	USD	34.50	324	(12,636)
UnitedHealth Group, Inc.	Call	4/28/17	USD	165.00	114	(35,055)
Zoetis, Inc.	Call	4/28/17	USD	55.50	100	(2,750)
Aetna, Inc.	Call	5/01/17	USD	132.50	21	(2,141)
Becton Dickinson and Co.	Call	5/01/17	USD	184.50	75	(19,644)
Aetna, Inc.	Call	5/05/17	USD	129.00	30	(6,945)
Amgen, Inc.	Call	5/05/17	USD	167.50	9	(2,682)
Baxter International, Inc.	Call	5/05/17	USD	52.00	42	(4,389)
Jazz Pharmaceuticals PLC	Call	5/05/17	USD	147.00	25	(10,625)
Pfizer, Inc.	Call	5/05/17	USD	34.50	252	(12,600)
Anthem, Inc.	Call	5/11/17	USD	166.00	52	(22,833)
AbbVie, Inc.	Call	5/12/17	USD	66.00	61	(6,771)
Gilead Sciences, Inc.	Call	5/12/17	USD	70.00	177	(21,683)
McKesson Corp.	Call	5/12/17	USD	155.00	4	(1,050)
Merck & Co., Inc.	Call	5/12/17	USD	63.50	59	(9,410)
Mylan NV	Call	5/12/17	USD	41.00	120	(9,960)
Pfizer, Inc.	Call	5/12/17	USD	34.50	329	(17,602)
Aetna, Inc.	Call	5/19/17	USD	135.00	104	(11,492)
Agilent Technologies, Inc.	Call	5/19/17	USD	52.50	65	(12,838)
Alkermes PLC	Call	5/19/17	USD	65.00	49	(6,248)
Allergan PLC	Call	5/19/17	USD	250.00	63	(23,310)
Alnylam Pharmaceuticals, Inc.	Call	5/19/17	USD	60.00	19	(2,612)
Anthem, Inc.	Call	5/19/17	USD	170.00	29	(10,512)
Biogen, Inc.	Call	5/19/17	USD	275.00	24	(26,040)
Boston Scientific Corp.	Call	5/19/17	USD	25.00	83	(6,765)
Dermira, Inc.	Call	5/19/17	USD	35.00	77	(20,020)
Eli Lilly & Co.	Call	5/19/17	USD	85.00	8	(1,436)
Hologic, Inc.	Call	5/19/17	USD	43.00	140	(17,850)
Humana, Inc.	Call	5/19/17	USD	210.00	14	(8,120)
Johnson & Johnson	Call	5/19/17	USD	121.05	108	(43,587)

4	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Medtronic PLC	Call	5/19/17	USD	82.50	125	$(10,125)
Merck & Co., Inc.	Call	5/19/17	USD	67.50	91	(3,049)
Pacira Pharmaceuticals, Inc.	Call	5/19/17	USD	50.00	9	(1,868)
Pfizer, Inc.	Call	5/19/17	USD	35.00	147	(4,851)
Quest Diagnostics, Inc.	Call	5/19/17	USD	100.00	97	(13,095)
Sage Therapeutics, Inc.	Call	5/19/17	USD	70.00	55	(76,450)
Ultragenyx Pharmaceutical, Inc.	Call	5/19/17	USD	75.00	29	(8,990)
UnitedHealth Group, Inc.	Call	5/19/17	USD	170.00	3	(543)
Vertex Pharmaceuticals, Inc.	Call	5/19/17	USD	110.00	21	(12,180)
Eli Lilly & Co.	Call	6/02/17	USD	84.75	87	(17,965)
Quest Diagnostics, Inc.	Call	6/06/17	USD	98.37	97	(23,183)
HealthEquity, Inc.	Call	6/16/17	USD	50.00	43	(3,010)
Thermo Fisher Scientific, Inc.	Call	6/16/17	USD	160.00	42	(9,555)
Total						$(1,779,938)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	4/07/17	GBP	46.50	13,600	$(44,716)
Boston Scientific Corp.	Call	UBS AG	4/20/17	USD	25.22	28,700	(6,414)
GlaxoSmithKline PLC	Call	Deutsche Bank AG	4/25/17	GBP	17.05	22,500	(2,154)
Merck KGaA	Call	Deutsche Bank AG	4/26/17	EUR	103.98	7,900	(31,322)
Centene Corp.	Call	Citibank N.A.	4/27/17	USD	69.15	12,400	(40,082)
Baxter International, Inc.	Call	Royal Bank of Canada	4/28/17	USD	51.25	18,400	(23,016)
REGENXBIO, Inc.	Call	Goldman Sachs International	4/28/17	USD	20.50	12,600	(12,618)
Amedisys, Inc.	Call	Deutsche Bank AG	5/01/17	USD	51.26	20,000	(34,891)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	5/05/17	GBP	50.09	5,000	(5,591)
Boston Scientific Corp.	Call	Barclays Bank PLC	5/10/17	USD	25.00	24,600	(17,946)
Baxter International, Inc.	Call	Royal Bank of Canada	5/12/17	USD	51.25	18,400	(25,149)
Syndax Pharmaceuticals, Inc.	Call	UBS AG	5/12/17	USD	13.78	18,400	(23,758)
Stryker Corp.	Call	Barclays Bank PLC	5/22/17	USD	131.75	11,400	(38,457)
Service Corp. International	Call	Barclays Bank PLC	5/24/17	USD	30.30	14,700	(19,913)
Stryker Corp.	Call	Barclays Bank PLC	6/12/17	USD	132.80	11,400	(40,882)
Total							$(366,909)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$71,766,814	—	$1,455,733	$73,222,547
Diversified Consumer Services	1,296,960	—	—	1,296,960
Health Care Equipment & Supplies	65,042,613	—	—	65,042,613
Health Care Providers & Services	83,356,041	—	—	83,356,041
Life Sciences Tools & Services	5,827,411	—	—	5,827,411
Pharmaceuticals	55,506,360	$7,903,824	—	63,410,184
Preferred Stocks	—	—	545,164	545,164
Rights	—	—	141,355	141,355
Short-Term Securities	5,850,857	—	—	5,850,857

Subtotal	$288,647,056	$7,903,824	$2,142,252	$298,693,132

[1] See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(1,496,152)	$(650,695)	—	$(2,146,847)

[2] Derivative financial instruments are options written, which are shown at value.
During the period ended March 31, 2017, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Rights	Total
Assets:
Opening Balance, as of December 31, 2016	$1,452,303	$503,166	$68,517	$2,023,986
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain	—	—	—	—
Net change in unrealized appreciation/depreciation[1]	3,430	41,998	72,838	118,266
Purchases	—	—	—	—
Sales	—	—	—	—

Closing Balance, as of March 31, 2017	$1,455,733	$545,164	$141,355	$2,142,252

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2017[1]	$3,430	$41,998	$72,838	$118,266

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

6	MARCH 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date:	May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Health Sciences Trust

Date:	May 23, 2017